Share-based payment - Restricted shares agreement (RSU) (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted	0	0	50,000,000
Employee benefits expense | R$	R$ 1,090,333	R$ 937,761	R$ 790,739
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted	6,683,022	4,270,500
Number of shares not vested yet				3,137,035	2,547,250
Employee benefits expense | R$	R$ 73,198	R$ 30,219	R$ 12,198
RSU | 06/01/23 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 14.15	$ 14.15
Remaining term of the vesting period				1 year	3 years 6 months
Vesting	4 years	4 years
Total number shares granted	2,140,500	2,140,500
Number of shares not vested yet				441,500	963,500
RSU | 11/01/23 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 22.99	$ 22.99
Remaining term of the vesting period				2 years	4 years
Vesting	4 years	4 years
Total number shares granted	15,000	15,000
Number of shares not vested yet				0	11,250
RSU | 02/01/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 25.22	$ 25.22
Remaining term of the vesting period				2 years	4 years
Vesting	4 years	4 years
Total number shares granted	10,000	10,000
Number of shares not vested yet				0	7,500
RSU | 04/01/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 29.11	$ 29.11
Remaining term of the vesting period				2 years	4 years
Vesting	4 years	4 years
Total number shares granted	120,000	120,000
Number of shares not vested yet				60,000	95,000
RSU | 04/26/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 26.27	$ 26.27
Remaining term of the vesting period				2 years	3 years
Vesting	4 years	4 years
Total number shares granted	1,795,000	1,795,000
Number of shares not vested yet				812,750	1,305,000
RSU | 06/04/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 30.35	$ 30.35
Remaining term of the vesting period				2 years	4 years
Vesting	4 years	4 years
Total number shares granted	60,000	60,000
Number of shares not vested yet				45,000	60,000
RSU | 07/01/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 33.07	$ 33.07
Remaining term of the vesting period				1 year	3 years
Vesting	3 years	3 years
Total number shares granted	50,000	50,000
Number of shares not vested yet				25,000	37,500
RSU | 07/17/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 36.47	$ 36.47
Remaining term of the vesting period				3 years	4 years
Vesting	4 years	4 years
Total number shares granted	30,000	30,000
Number of shares not vested yet				0	30,000
RSU | 09/04/24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%	25.00%
Fair value of share | $ / shares				$ 40.39	$ 40.39
Remaining term of the vesting period				2 years	3 years
Vesting	3 years	3 years
Total number shares granted	50,000	50,000
Number of shares not vested yet				25,000	37,500
RSU | 01/29/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 28.18
Remaining term of the vesting period				3 years
Vesting	4 years
Total number shares granted	1,850,000
Number of shares not vested yet				1,320,000
RSU | 01/31/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 29.02
Remaining term of the vesting period				3 years
Vesting	4 years
Total number shares granted	190,522
Number of shares not vested yet				135,535
RSU | 02/24/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 28.03
Remaining term of the vesting period				3 years
Vesting	4 years
Total number shares granted	10,000
Number of shares not vested yet				7,500
RSU | 05/09/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 38.41
Remaining term of the vesting period				3 years
Vesting	4 years
Total number shares granted	30,000
Number of shares not vested yet				30,000
RSU | 06/02/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 38.56
Remaining term of the vesting period				3 years
Vesting	4 years
Total number shares granted	302,000
Number of shares not vested yet				212,250
RSU | 10/06/25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting				25.00%
Fair value of share | $ / shares				$ 47.14
Remaining term of the vesting period				3 years
Vesting	3 years
Total number shares granted	30,000
Number of shares not vested yet				22,500